UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968

Name of Registrant: Vanguard Trustees' Equity Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (92.9%)[1]
Australia (2.3%)
Telstra Corp. Ltd.	10,135,853	42,568
BHP Billiton Ltd.	976,535	32,438
Orica Ltd.	879,756	22,879
Westpac Banking Corp.	903,382	21,912
Commonwealth Bank of Australia	335,565	20,203
		140,000
Belgium (1.1%)
Anheuser-Busch InBev NV	845,341	66,886

Brazil (3.0%)
Petroleo Brasileiro SA ADR Type A	3,019,767	57,466
Banco do Brasil SA	2,542,800	26,890
Cielo SA	909,077	26,569
Vale SA Class B ADR	1,224,700	22,106
Cia Energetica de Minas Gerais ADR	844,615	16,056
Banco Bradesco SA ADR	907,829	13,926
MRV Engenharia e Participacoes SA	2,193,500	12,042
Vale SA Class B Pfd. ADR	652,458	11,568
		186,623
Canada (1.8%)
Potash Corp. of Saskatchewan Inc. (Toronto Shares)	520,400	23,040
Suncor Energy Inc.	725,006	22,142
Bank of Nova Scotia	412,560	21,536
Canadian National Railway Co.	200,250	17,638
Teck Resources Ltd. Class B	532,211	14,918
Potash Corp. of Saskatchewan Inc.	271,865	12,006
Nexen Inc.	1	—
		111,280
China (4.6%)
China Mobile Ltd.	5,233,000	61,064
China Construction Bank Corp.	57,227,960	38,454
^ Geely Automobile Holdings Ltd.	98,935,000	32,594
China State Construction International Holdings Ltd.	30,859,280	32,015
China Telecom Corp. Ltd.	41,256,000	21,419
China Overseas Land & Investment Ltd.	7,586,000	17,819
China Shenhua Energy Co. Ltd.	3,923,000	14,599
Ping An Insurance Group Co.	1,865,500	14,526
CNOOC Ltd.	5,859,000	11,753
^,*,
2 Chow Tai Fook Jewellery Group Ltd.	9,523,800	11,000
^,* Weichai Power Co. Ltd.	3,569,600	10,762
^,* China ZhengTong Auto Services Holdings Ltd.	15,068,000	7,154
Industrial & Commercial Bank of China	11,995,000	6,839
Shougang Fushan Resources Group Ltd.	13,060,000	3,521
Zhongsheng Group Holdings Ltd.	2,397,500	2,545
		286,064

Denmark (0.1%)
DSV A/S	318,300	6,821

Finland (0.3%)
Sampo Oyj	762,651	20,198

France (6.7%)
Sanofi	1,638,847	133,710
Total SA	1,349,717	62,190
BNP Paribas SA	1,068,371	39,465
Cap Gemini SA	771,900	28,166
Vinci SA	589,300	24,955
ArcelorMittal	1,251,300	19,921
Technip SA	185,451	19,468
LVMH Moet Hennessy Louis Vuitton SA	111,041	16,704
Valeo SA	383,816	16,444
Schneider Electric SA	238,700	13,459
Christian Dior SA	93,800	12,953
CNP Assurances	1,190,460	12,541
Faurecia	571,481	9,062
Iliad SA	42,460	5,847
		414,885
Germany (5.7%)
SAP AG	1,846,089	117,159
Bayer AG	551,813	41,912
Deutsche Post AG	2,169,590	38,951
Allianz SE	326,100	32,352
Merck KGaA	295,778	29,747
Volkswagen AG Prior Pfd.	117,769	20,041
Bayerische Motoren Werke AG	229,560	17,085
Henkel AG & Co. KGaA Prior Pfd.	202,587	14,544
Siemens AG	168,371	14,268
Adidas AG	166,173	12,463
Software AG	376,710	12,250
		350,772
Greece (0.1%)
OPAP SA	751,123	4,514

Hong Kong (2.1%)
Swire Pacific Ltd. Class A	4,803,350	57,478
China Mobile Ltd. ADR	638,500	37,109
Wing Hang Bank Ltd.	1,419,000	12,986
HSBC Holdings plc	1,331,869	11,141
Jardine Matheson Holdings Ltd.	122,800	6,404
^ Luk Fook Holdings International Ltd.	2,315,000	5,581
Yue Yuen Industrial Holdings Ltd.	610,500	1,843
		132,542
India (0.4%)
ICICI Bank Ltd. ADR	445,849	15,436
^ Infosys Ltd. ADR	241,058	9,541
		24,977
Indonesia (0.9%)
Telekomunikasi Indonesia Persero Tbk PT ADR	771,800	29,969
Bank Mandiri Persero Tbk PT	27,027,500	23,526
		53,495

Ireland (0.3%)
* Ryanair Holdings plc ADR	647,600	19,078

Israel (0.1%)
Teva Pharmaceutical Industries Ltd. ADR	192,950	7,890

Italy (1.8%)
Eni SPA	2,756,076	56,831
Intesa Sanpaolo SPA (Registered)	19,921,525	25,182
Atlantia SPA	1,276,792	16,763
* UniCredit SPA	4,018,600	13,616
		112,392
Japan (12.8%)
Softbank Corp.	1,924,400	73,423
Japan Tobacco Inc.	1,625,000	51,049
Omron Corp.	2,079,900	41,416
Tokyo Electron Ltd.	881,700	40,941
Bridgestone Corp.	1,795,900	40,451
Mitsubishi Corp.	2,023,000	40,033
FANUC Corp.	244,600	37,763
Canon Inc.	1,085,400	36,245
Fujikura Ltd.	11,482,000	34,411
Sumitomo Mitsui Financial Group Inc.	1,075,800	33,878
Fujitsu Ltd.	8,585,000	33,679
Dai Nippon Printing Co. Ltd.	4,277,000	32,508
Panasonic Corp.	4,679,800	32,391
Daito Trust Construction Co. Ltd.	304,200	29,234
^ Ricoh Co. Ltd.	4,271,000	29,200
LIXIL Group Corp.	1,279,200	26,734
Yahoo Japan Corp.	59,705	21,705
Komatsu Ltd.	974,500	21,619
Shin-Etsu Chemical Co. Ltd.	389,600	19,667
Sumitomo Mitsui Trust Holdings Inc.	6,424,650	18,350
Astellas Pharma Inc.	362,500	17,221
Toyota Motor Corp.	443,300	16,950
Sumitomo Corp.	973,900	13,643
THK Co. Ltd.	697,600	12,335
Miraca Holdings Inc.	216,100	9,183
Asahi Glass Co. Ltd.	1,472,000	8,642
Yamato Kogyo Co. Ltd.	281,700	7,942
Nippon Electric Glass Co. Ltd.	1,219,000	6,417
Lintec Corp.	245,400	4,447
		791,477
Mexico (0.2%)
* Genomma Lab Internacional SAB de CV Class B	6,423,000	12,949

Netherlands (3.8%)
* ING Groep NV	9,510,248	62,562
Heineken NV	904,013	48,980
Unilever NV	1,277,174	44,341
Akzo Nobel NV	735,300	39,687
PostNL NV	5,506,504	22,392
Randstad Holding NV	521,173	15,788
		233,750
Norway (0.4%)
Petroleum Geo-Services ASA	1,015,804	14,864

Subsea 7 SA	480,301	10,039
		24,903
Russia (2.6%)
Gazprom OAO ADR	6,322,900	58,135
Sberbank of Russia	19,018,852	52,803
Mobile Telesystems OJSC ADR	1,342,747	25,445
Lukoil OAO ADR	208,743	11,736
MMC Norilsk Nickel OJSC ADR	738,715	11,372
		159,491
Singapore (2.4%)
DBS Group Holdings Ltd.	5,216,701	61,544
Singapore Telecommunications Ltd.	18,985,000	54,479
Genting Singapore plc	31,689,000	33,074
		149,097
South Africa (0.8%)
Standard Bank Group Ltd.	1,205,256	16,581
MTN Group Ltd.	917,548	16,496
Mr Price Group Ltd.	1,061,296	15,798
		48,875
South Korea (4.5%)
Samsung Electronics Co. Ltd.	97,243	111,783
Hyundai Mobis	222,226	58,381
SK Telecom Co. Ltd.	165,200	20,993
KT&G Corp.	271,955	20,037
Hana Financial Group Inc.	441,200	13,973
Daewoo International Corp.	441,800	13,971
SK Innovation Co. Ltd.	99,600	13,536
KB Financial Group Inc.	366,390	11,538
Hyundai Home Shopping Network Corp.	112,018	9,341
Hite Jinro Co. Ltd.	207,540	4,391
		277,944
Spain (1.1%)
Banco Bilbao Vizcaya Argentaria SA	5,276,400	34,398
Banco Santander SA	4,668,400	28,267
Mediaset Espana Comunicacion SA	1,313,518	6,545
		69,210
Sweden (1.8%)
Assa Abloy AB Class B	1,143,543	34,573
Sandvik AB	2,348,867	32,569
Swedbank AB Class A	960,800	16,699
SKF AB	669,400	13,806
Oriflame Cosmetics SA	281,896	10,497
		108,144
Switzerland (5.6%)
Novartis AG	1,264,649	74,259
Julius Baer Group Ltd.	1,658,470	59,240
ABB Ltd.	3,348,449	58,218
Roche Holding AG	201,978	35,765
Nestle SA	471,320	28,956
Cie Financiere Richemont SA	507,487	28,714
Credit Suisse Group AG	1,461,600	24,884
GAM Holding AG	1,914,197	21,101
Nobel Biocare Holding AG	944,067	8,694

Adecco SA	147,800	6,479
		346,310
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14,257,704	38,593
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,376,135	19,224
Lite-On Technology Corp.	257,000	321
Wistron Corp.	101,817	109
		58,247
Thailand (0.5%)
Kasikornbank PCL	5,354,300	29,938

Turkey (0.7%)
* Turkcell Iletisim Hizmetleri AS	4,180,900	23,276
KOC Holding AS	4,906,267	19,035
		42,311
United Kingdom (21.3%)
Unilever plc	2,573,995	92,295
GlaxoSmithKline plc	3,914,293	90,068
Vodafone Group plc	25,878,517	74,063
British American Tobacco plc	1,333,879	70,849
Carnival plc	2,010,791	67,447
* Royal Bank of Scotland Group plc	18,772,494	62,923
BP plc	8,434,135	56,003
Barclays plc	20,977,078	54,633
Prudential plc	4,556,075	54,217
TESCO plc	9,597,194	47,785
Smith & Nephew plc	4,288,397	43,892
WPP plc	3,432,632	43,403
Rio Tinto plc	920,859	42,408
HSBC Holdings plc	4,884,788	40,808
Diageo plc	1,454,000	38,865
BAE Systems plc	7,970,300	38,467
Royal Dutch Shell plc Class A Amsterdam Shares	1,106,528	37,689
Rexam plc	4,783,363	32,511
Standard Chartered plc	1,317,374	30,158
Aviva plc	6,585,048	30,155
British Sky Broadcasting Group plc	2,481,945	27,686
Informa plc	4,436,698	25,676
Petrofac Ltd.	1,078,023	25,077
WM Morrison Supermarkets plc	5,774,804	25,073
BG Group plc	1,219,232	24,001
Wolseley plc	585,179	21,047
Ensco plc Class A	374,300	20,336
BHP Billiton plc	679,143	19,803
Tullow Oil plc	963,825	19,400
Inchcape plc	2,895,388	17,038
National Grid plc	1,041,324	10,802
Eurasian Natural Resources Corp. plc	1,639,348	10,046
Carillion plc	2,175,642	8,596
Evraz plc	2,017,074	7,482
Debenhams plc	4,534,500	6,523
* Veripos Inc.	48,030	92
		1,317,317
United States (2.2%)
Energy (1.0%)
* Ultra Petroleum Corp.	1,546,260	36,739

*	Weatherford International Ltd.			2,022,900	24,376
					61,115
Financials (0.9%)
*	Popular Inc.			2,887,743	43,518
	RenaissanceRe Holdings Ltd.			168,600	12,475
					55,993
Information Technology (0.3%)
	TE Connectivity Ltd.			477,639	15,767
	Marvell Technology Group Ltd.			576,300	6,489
					22,256
Total United States					139,364
Total Common Stocks (Cost $5,724,185)					5,747,744
		Coupon
Temporary Cash Investments (8.9%)[1]
Money Market Fund (8.5%)
[3,4] Vanguard Market Liquidity Fund		0.155%		527,817,255	527,817

				Face	Market
			Maturity	Amount	Value
			Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
5	Fannie Mae Discount Notes	0.130%	8/15/12	2,100	2,100
[5,6] Fannie Mae Discount Notes		0.110%	8/29/12	2,000	2,000
7	Federal Home Loan Bank Discount Notes	0.125%	8/10/12	1,700	1,700
[5,8] Freddie Mac Discount Notes		0.145%	9/17/12	10,500	10,498
6	United States Treasury Bill	0.051%	8/16/12	2,000	2,000
8	United States Treasury Note/Bond	1.375%	9/15/12	500	501
8	United States Treasury Note/Bond	4.250%	9/30/12	1,850	1,862
8	United States Treasury Note/Bond	0.375%	10/31/12	1,000	1,000
					21,661
Total Temporary Cash Investments (Cost $549,479)					549,478
Total Investments (101.8%) (Cost $6,273,664)					6,297,222
Other Assets and Liabilities-Net (-1.8%)[4]					(113,765)
Net Assets (100%)					6,183,457

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $65,724,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.2% and 4.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of this security represented 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $70,023,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $2,023,000 have been segregated as collateral for open forward currency contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $13,861,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

International Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

International Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	634,244	5,113,500	—
Temporary Cash Investments	527,817	21,661	—
Futures Contracts—Assets[1]	19,158	—	—
Forward Currency Contracts—Assets	—	1,644
Forward Currency Contracts—Liabilities	—	(653)
Total	1,181,219	5,136,152	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

International Value Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2012	6,350	179,337	2,766
Topix Index	September 2012	576	53,529	1,101
S&P ASX 200 Index	September 2012	292	32,518	1,075

At July 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank USA	9/26/12	EUR	214,336	USD	264,150	319
UBS AG	9/18/12	JPY	3,946,068	USD	50,553	106
Goldman Sachs Bank USA	9/25/12	AUD	29,063	USD	30,425	600
UBS AG	9/26/12	USD	855	GBP	1,340	(14)
AUD—Australian dollar.
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2012, the cost of investment securities for tax purposes was $6,277,341,000. Net unrealized appreciation of investment securities for tax purposes was $19,881,000, consisting of unrealized gains of $746,333,000 on securities that had risen in value since their purchase and $726,452,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	8,029,809	235,916
Vanguard Windsor II Fund Investor Shares	6,299,156	177,510
Vanguard US Growth Fund Investor Shares	8,817,910	177,152
Vanguard Windsor Fund Investor Shares	12,681,492	176,907
Vanguard Morgan Growth Fund Investor Shares	9,174,977	176,343
Vanguard Explorer Fund Investor Shares	1,536,137	115,563
Vanguard Mid-Cap Growth Fund	2,877,391	58,440
Vanguard Capital Value Fund	5,808,622	58,202
Total Investments (100.0%) (Cost $1,062,703)		1,176,033
Other Assets and Liabilities-Net (0.0%)		345
Net Assets (100%)		1,176,378

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2012, the cost of investment securities for tax purposes was $1,062,703,000. Net unrealized appreciation of investment securities for tax purposes was $113,330,000, consisting of unrealized gains of $120,280,000 on securities that had risen in value since their purchase and $6,950,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (95.5%)[1]
Australia (0.9%)
* Perseus Mining Ltd.	243,154	578
* CGA Mining Ltd.	120,360	247
		825
Brazil (11.4%)
Petroleo Brasileiro SA Prior Pfd.	218,204	2,076
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	186,600	672
Banco do Brasil SA	61,500	650
Vale SA Prior Pfd.	32,820	584
Petroleo Brasileiro SA ADR	27,863	547
EDP - Energias do Brasil SA	80,000	530
Itau Unibanco Holding SA ADR	31,264	494
Totvs SA	26,100	480
Randon Participacoes SA Prior Pfd.	106,375	470
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,250	443
Banco Santander Brasil SA	57,000	433
All America Latina Logistica SA	87,000	402
* Fibria Celulose SA	47,100	359
Multiplus SA	13,756	333
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	7,785	318
Vale SA Class B ADR	17,595	318
Cia de Bebidas das Americas ADR	6,793	262
Telefonica Brasil SA ADR	10,200	238
BRF - Brasil Foods SA	16,200	231
Banco Santander Brasil SA ADR	29,000	221
Souza Cruz SA	15,400	218
Braskem SA Prior Pfd.	34,300	208
Itau Unibanco Holding SA Prior Pfd.	7,200	114
BR Malls Participacoes SA	7,800	91
Cia Hering	1,400	28
Localiza Rent a Car SA	1,200	19
Lojas Americanas SA Prior Pfd.	2,684	19
		10,758
Cambodia(0.1%)
NagaCorp Ltd.	114,000	61

Canada (1.3%)
Methanex Corp.	23,950	658
First Quantum Minerals Ltd.	21,500	390
Sherritt International Corp.	47,600	212
* Continental Gold Ltd.	2,900	20
* Sino-Forest Corp.	1,600	—
		1,280
Chile (0.4%)
Sociedad Quimica y Minera de Chile SA ADR	4,210	252
SACI Falabella	17,514	171
		423

China (16.8%)
China Mobile Ltd.	125,000	1,459
CNOOC Ltd.	636,000	1,276
China Shenhua Energy Co. Ltd.	311,500	1,159
China Construction Bank Corp.	1,393,850	937
Industrial & Commercial Bank of China	1,185,380	676
Yingde Gases	724,000	619
China Power International Development Ltd.	1,837,600	498
* Huadian Power International Co.	1,549,700	486
Kingboard Laminates Holdings Ltd.	1,214,125	456
China Pacific Insurance Group Co. Ltd.	141,400	445
Tencent Holdings Ltd.	14,900	442
Mindray Medical International Ltd. ADR	14,800	441
Tsingtao Brewery Co. Ltd.	70,000	409
China Unicom Hong Kong Ltd.	263,000	385
China Resources Power Holdings Co. Ltd.	180,000	378
Shanghai Electric Group Co. Ltd.	992,000	371
Lenovo Group Ltd.	518,000	357
China Overseas Land & Investment Ltd.	138,000	324
Huabao International Holdings Ltd.	734,000	324
China BlueChemical Ltd.	482,000	315
ENN Energy Holdings Ltd.	76,000	290
Guangdong Investment Ltd.	388,000	279
Soho China Ltd.	353,000	261
China Oilfield Services Ltd.	168,000	257
* Haier Electronics Group Co. Ltd.	219,000	252
Hopefluent Group Holdings Ltd.	930,031	247
Agile Property Holdings Ltd.	192,000	227
Ping An Insurance Group Co.	28,500	222
* China Taiping Insurance Holdings Co. Ltd.	145,400	204
Evergrande Real Estate Group Ltd.	439,000	203
PetroChina Co. Ltd.	162,000	202
* Melco Crown Entertainment Ltd. ADR	18,900	191
Zhongsheng Group Holdings Ltd.	166,500	177
China Dongxiang Group Co.	2,220,000	174
AMVIG Holdings Ltd.	383,312	173
* Brilliance China Automotive Holdings Ltd.	214,000	172
China Overseas Grand Oceans Group Ltd.	163,000	147
* Greatview Aseptic Packaging Co. Ltd.	296,000	142
Vinda International Holdings Ltd.	70,000	115
Shandong Weigao Group Medical Polymer Co. Ltd.	72,500	80
Daphne International Holdings Ltd.	50,600	50
Intime Department Store Group Co. Ltd.	47,000	44
* China Modern Dairy Holdings Ltd.	116,000	31
* Chaoda Modern Agriculture Holdings Ltd.	404,000	24
		15,921

Colombia (0.2%)
Bancolombia SA ADR	3,300	204

Czech Republic (0.1%)
Komercni Banka AS	717	122

Egypt (0.2%)
Commercial International Bank Egypt SAE	45,409	204

France (0.6%)
CFAO SA	12,400	586

Hong Kong (2.9%)
Pacific Basin Shipping Ltd.	1,436,750	635
Texwinca Holdings Ltd.	561,000	528
Sands China Ltd.	145,600	427
Stella International Holdings Ltd.	124,500	310
Wharf Holdings Ltd.	43,000	248
* Galaxy Entertainment Group Ltd.	98,000	234
ASM Pacific Technology Ltd.	16,300	209
AAC Technologies Holdings Inc.	60,000	174
		2,765
Hungary (0.8%)
Magyar Telekom Telecommunications plc	226,750	419
OTP Bank plc	21,250	325
		744
India (5.7%)
Reliance Industries Ltd.	55,240	735
ITC Ltd.	132,015	611
HCL Technologies Ltd.	63,775	592
HDFC Bank Ltd. ADR	11,084	376
Bank of India	62,211	332
* Idea Cellular Ltd.	211,910	304
Larsen & Toubro Ltd.	12,100	296
Yes Bank Ltd.	44,433	290
Marico Ltd.	72,410	255
Infosys Ltd. ADR	5,846	231
Bank of Baroda	17,850	210
Tata Motors Ltd. ADR	10,200	206
Punjab National Bank	13,114	170
Indian Bank	34,600	110
Nava Bharat Ventures Ltd.	29,452	103
Corp Bank	13,975	102
* Cairn India Ltd.	16,886	101
Dr Reddy's Laboratories Ltd. ADR	3,340	97
Central Bank Of India	74,650	96
Aban Offshore Ltd.	12,577	86
ING Vysya Bank Ltd.	4,792	33
Gujarat NRE Coke Ltd.	100,913	31
Ceylon Tobacco Co. plc	1,321	7
		5,374
Indonesia (1.0%)
Indofood CBP Sukses Makmur Tbk PT	471,500	327
Bank Rakyat Indonesia Persero Tbk PT	403,500	296
Gudang Garam Tbk PT	34,700	206

Telekomunikasi Indonesia Persero Tbk PT ADR	2,500	97
		926
Kenya (0.1%)
Safaricom Ltd.	1,369,800	62

Luxembourg (0.5%)
L'Occitane International SA	88,000	229
Ternium SA ADR	10,900	213
		442
Malaysia (2.0%)
Axiata Group Bhd.	238,500	446
Genting Malaysia Bhd.	382,800	411
CIMB Group Holdings Bhd.	132,700	332
British American Tobacco Malaysia Bhd.	15,300	291
UMW Holdings Bhd.	72,300	218
AMMB Holdings Bhd.	99,800	204
		1,902
Mexico (3.7%)
America Movil SAB de CV ADR	41,759	1,115
Grupo Financiero Banorte SAB de CV	99,500	533
America Movil SAB de CV	370,900	496
Grupo Comercial Chedraui SA de CV	143,100	375
Wal-Mart de Mexico SAB de CV	126,400	358
* Industrias CH SAB de CV Class B	43,550	219
Grupo Mexico SAB de CV Class B	78,100	219
Fomento Economico Mexicano SAB de CV	17,518	150
		3,465
Nigeria (0.1%)
Zenith Bank plc	646,762	58

Peru (0.4%)
Southern Copper Corp.	7,065	228
Cia de Minas Buenaventura SA ADR	5,408	197
		425
Philippines (1.3%)
Energy Development Corp.	4,407,200	639
Metropolitan Bank & Trust	80,090	191
Philippine Long Distance Telephone Co.	2,816	184
Robinsons Land Corp.	293,400	137
Ayala Land Inc.	121,500	63
Puregold Price Club Inc.	56,100	36
* Bloomberry Resorts Corp.	108,000	26
		1,276
Poland (0.8%)
* Cyfrowy Polsat SA	112,125	491
Bank Pekao SA	5,366	224
		715
Qatar (0.8%)
Industries Qatar QSC	20,180	730

Russia (5.2%)
Gazprom OAO ADR (London Shares)	82,188	756
Lukoil Sponsored ADR	12,666	712
Rosneft OAO GDR	105,336	631
Sberbank of Russia ADR	53,377	590

* NOMOS-BANK GDR	34,183	399
Lukoil OAO ADR	6,669	375
Eurasia Drilling Co. Ltd. GDR	11,644	319
Phosagro OAO GDR	25,166	312
Mobile Telesystems OJSC ADR	15,062	285
Magnit OJSC GDR	8,300	268
Sberbank of Russia	87,400	243
		4,890
Singapore (0.4%)
Olam International Ltd.	133,000	196
Noble Group Ltd.	215,000	184
		380
South Africa (5.2%)
Sasol Ltd.	30,005	1,245
Imperial Holdings Ltd.	28,576	652
Standard Bank Group Ltd.	40,769	561
MTN Group Ltd.	30,836	554
Discovery Holdings Ltd.	65,707	429
Naspers Ltd.	5,537	300
African Bank Investments Ltd.	60,186	265
Sanlam Ltd.	57,657	248
Aveng Ltd.	50,750	220
FirstRand Ltd.	65,108	217
Anglo American plc (Ordinary Shares)	6,300	187
Massmart Holdings Ltd.	2,715	57
		4,935
South Korea (13.7%)
Samsung Electronics Co. Ltd.	3,601	4,139
Hana Financial Group Inc.	49,780	1,577
SK Telecom Co. Ltd.	6,125	778
Shinhan Financial Group Co. Ltd.	20,754	658
Hyundai Mipo Dockyard	5,950	616
Industrial Bank of Korea	49,490	533
Hyundai Motor Co.	2,303	478
Grand Korea Leisure Co. Ltd.	22,320	476
LG Electronics Inc.	8,350	457
GS Holdings	8,640	434
Hyundai Mobis	1,458	383
NHN Corp.	1,430	347
LG Chem Ltd.	1,220	335
E-Mart Co. Ltd.	1,306	303
SK Telecom Co. Ltd. ADR	18,300	254
Dongbu Insurance Co. Ltd.	6,120	226
POSCO ADR	2,664	212
Kolon Industries Inc.	3,600	211
KB Financial Group Inc.	4,240	134
Shinhan Financial Group Co. Ltd. ADR	2,090	133
Woongjin Coway Co. Ltd.	3,380	105
* LG Life Sciences Ltd.	3,280	103
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,890	63
		12,955
Switzerland (0.4%)
* Dufry AG	2,805	342

Taiwan (8.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	506,000	1,370

* Hon Hai Precision Industry Co. Ltd.	440,200	1,226
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	77,058	1,076
Compal Electronics Inc.	702,000	654
Delta Electronics Inc.	180,000	604
Advanced Semiconductor Engineering Inc.	531,924	409
* Taishin Financial Holding Co. Ltd.	579,510	233
Foxconn Technology Co. Ltd.	65,800	231
Yuanta Financial Holding Co. Ltd.	484,842	224
Advantech Co. Ltd.	60,200	213
* Hiwin Technologies Corp.	23,000	210
United Microelectronics Corp. ADR	92,321	200
Chroma ATE Inc.	76,560	169
Far Eastern New Century Corp.	147,000	164
Airtac International Group	31,000	155
Wistron Corp.	144,162	154
Chunghwa Telecom Co. Ltd.	48,000	143
Synnex Technology International Corp.	52,000	113
		7,548
Thailand (3.0%)
Bangkok Bank PCL	99,000	613
Krung Thai Bank PCL	999,500	518
Siam Commercial Bank PCL	71,600	363
PTT Global Chemical PCL (Foreign)	194,051	363
Bangkok Bank PCL	43,500	286
Bank of Ayudhya PCL	246,700	260
Siam Cement PCL NVDR	16,600	172
PTT Global Chemical PCL	70,500	133
Advanced Info Service PCL	11,300	71
Central Pattana PCL	15,100	23
Bank of Ayudhya PCL	13,900	14
		2,816
Turkey (2.8%)
* Asya Katilim Bankasi AS	504,467	542
Tupras Turkiye Petrol Rafinerileri AS	22,668	498
Turkiye Vakiflar Bankasi Tao	217,100	453
Turkiye Garanti Bankasi AS	104,040	404
Ford Otomotiv Sanayi AS	39,175	376
Akbank TAS	61,775	232
* Turkcell Iletisim Hizmetleri AS	25,794	144
		2,649
United Arab Emirates (0.6%)
DP World Ltd.	52,528	541

United Kingdom (1.1%)
AZ Electronic Materials SA	130,461	576
* Ophir Energy plc	26,259	239
* Polyus Gold International Ltd.	73,400	235
		1,050
United States (3.0%)
Exchange-Traded Fund (2.5%)
2 Vanguard MSCI Emerging Markets ETF	58,395	2,337

Information Technology (0.5%)
* Genpact Ltd.	25,700	448

MercadoLibre Inc.			1,325	88
				536
Total United States				2,873
Total Common Stocks (Cost $94,895)				90,247
	Coupon
Temporary Cash Investments (3.4%)[1]
Money Market Fund (3.1%)
3 Vanguard Market Liquidity Fund	0.155%		2,913,928	2,914

			Face	Market
		Maturity	Amount	Value
		Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5] Fannie Mae Discount Notes	0.155%	9/26/12	300	300
Total Temporary Cash Investments (Cost $3,214)				3,214
Total Investments (98.9%) (Cost $98,109)				93,461
Other Assets and Liabilities-Net (1.1%)				1,025
Net Assets (100%)				94,486

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.0% and 1.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Emerging Markets Select Stock Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,695	66,552	—
Temporary Cash Investments	2,914	300	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	26,606	66,852	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Emerging Markets Select Stock Fund

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	September 2012	30	1,418	54

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2012, the cost of investment securities for tax purposes was $98,118,000. Net unrealized depreciation of investment securities for tax purposes was $4,657,000, consisting of unrealized gains of $4,748,000 on securities that had risen in value since their purchase and $9,405,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.